Leases (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Aug. 31, 2024
Berkeley Facility Lease [Member]
Leases [Line Items]
Number of shares issued threshold (in Shares)		600,000
Termination liability		$ 4.8
Number of shares issued to settle the share-based termination liability (in Shares)	600,000
Netherlands Lease [Member]
Leases [Line Items]
Termination liability				$ 0.2
Gain (loss) on lease termination			$ 2.0